Property and Equipment	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 3 – Property and Equipment

Property and equipment, at cost, consist of the following:

	September 30,	December 31,
	2011	2010
Storage equipment	$2,111,633	$1,613,259
Website and software	175,434	169,833
Furniture and fixtures	22,837	22,837
Computer hardware and software	86,183	84,592
Data Center	187,245	141,250
	2,583,332	2,031,771
Less: Accumulated depreciation	1,556,140	1,200,448
Net property and equipment	$1,027,192	$831,323

Depreciation expense for the nine months ended September 30, 2011 and 2010 was $355,692 and $73,376, respectively.